Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment
Property, Plant and Equipment

(5)Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$
Buildings	3,883,457	4,142,482	667,647
Machinery and equipment	15,089,200	15,038,493	2,423,765
Furniture and fixtures	165,932	146,604	23,628
Motor vehicles	115,443	100,717	16,233
Construction in progress	407,891	285,840	46,069
Total property, plant and equipment	19,661,923	19,714,136	3,177,342
Less: Accumulated depreciation	(4,057,923)	(5,127,821)	(826,454)
Less: Impairment	(2,475,521)	(2,475,521)	(398,982)
Total property, plant and equipment, net	13,128,479	12,110,794	1,951,906

During the year ended December 31, 2012, given the continuing decline in the spot market price of polysilicon, the Company recorded an impairment loss of RMB 200,497 for property, plant and equipment with respect to the production of polysilicon based on the present value of expected future cash flows discounted at the weighted average cost of capital.  No impairment for property, plant and equipment was recognized in 2013 and 2014.

Depreciation expense on property, plant and equipment was allocated to the following expense items:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cost of revenues	1,051,098	1,192,906	1,292,586	208,327
Selling expenses	1,396	1,813	16,475	2,655
General and administrative expenses	55,343	60,029	48,963	7,891
Research and development expenses	30,016	24,573	30,260	4,877
Total depreciation expense	1,137,853	1,279,321	1,388,284	223,750

The Company capitalized interest costs as a component of the cost of construction in progress as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Interest cost capitalized	130,967	53,998	8,624	1,390
Interest cost charged against income	897,124	971,597	1,015,871	163,729
Total interest cost incurred	1,028,091	1,025,595	1,024,495	165,119

As of December 31, 2013 and 2014, the Company has pledged property, plant and equipment with a total carrying amount of RMB 8,372,472 and RMB 10,213,355 (US$ 1,646,094), respectively, to secure bank borrowings.

In December 2014, the Company sold certain machinery and equipment with carrying amount of RMB 405,282 (US$65,319) to a third party for cash consideration of RMB 400,000 (US$64,468) and simultaneously entered into a three-month contract to lease back the assets. The remaining useful lives of leased machinery and equipment were approximately 7 years. Pursuant to the terms of the contract, the Company is required to pay to the third partytotal lease payments over three months of RMB 403,191(including both the principle and interest to be paid). Due to the substance of this transaction was short term financing, the leased machinery and equipment were not derecognized and the financial obiligaition under this transaction was recorded as short-term borrowing.